3. Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
3. Accounts Receivable

Accounts receivable consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Accounts receivable	$766,277	$894,829
Less: Allowance for doubtful accounts	(204,580)	(47,595)
Accounts receivable, net	$561,697	$847,234

Bad debt expense was $302,952 and $21,200 for the years ended December 31, 2012 and 2011, respectively.

See also Note 14 for concentrations of accounts receivable.